Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity
12. Equity
Prior to the IPO, the capital structure of HMH B.V. consisted of two different classes of ordinary shares, 100 Class A ordinary shares and 100 Class B ordinary shares at €1.00 par value each. Baker Hughes and Akastor as Principal Stockholders owned all of the equity interests in HMH B.V.
Amendment and restatement of certificate of incorporation
In connection with the reorganization, the certificate of incorporation of HMH was amended and restated, among other things, to provide for the authorization of (i) 1,000,000,000 shares of Class A common stock, (ii) 500,000,000 shares of Class B common stock and (iii) 10,000,000 shares of preferred stock.
The holders of Class A common stock have both voting and economic rights, including rights to dividends and liquidation proceeds. In contrast, holders of Class B common stock have voting rights only and are not entitled to dividends or liquidation distributions.

Reorganization and initial public offering
The following is a summary of the securities reclassified in connection with the reorganization transactions and IPO:

•
HMH B.V. underwent a 346,774.96 for 1 stock split, after which Baker Hughes owned 17,338,748 B.V. Voting Class A Shares and 17,338,748 B.V. Voting Class B Shares and Akastor owned 17,338,748 B.V. Voting Class A Shares and 17,338,748 B.V. Voting Class B Shares.

•	HMH B.V. recapitalized to convert (i) 32,577,496 B.V. Voting Class A Shares to B.V. Non-Voting Class A Shares and (ii) 32,577,496 B.V. Voting Class B Shares to B.V. Non-Voting Class B Shares.

•
HMH and the Principal Stockholders entered into an exchange agreement under which the Principal Stockholders may, subject to certain limitations, exchange their HMH B.V.
non-voting
Class A and Class B ordinary shares, together with an equivalent number of shares of Class B common stock in HMH, for shares of Class A common stock on a one-for-one
basis or, at the Company’s election, for cash.

•
On April 2, 2026, HMH completed the IPO of 10,520,000 shares of Class A common stock, and received net proceeds of approximately $197.8 million after deducting the underwriters’ discounts and offering fees of $12.6 million. HMH also granted the IPO underwriters a
30-day
over-allotment option to purchase additional shares of Class A common stock on the same terms. On April 30, 2026, the underwriters partially exercised the option for 685,844 shares of Class A common stock, resulting in additional net proceeds of $12.9 million, after deducting the underwriters’ discounts and offering fees of $0.8 million.

•
HMH used approximately $39.5 million of the net proceeds from the IPO as the cash consideration to purchase an aggregate of 2,100,000 B.V. Voting Class A Shares and 2,100,000 B.V. Voting Class B Shares from the Principal Stockholders, and the Principal Stockholders received 32,577,496 shares of Class B common stock in HMH in exchange for relinquishing voting rights on 32,577,496 of their B.V. Voting Class A Shares and 32,577,496 of their B.V. Voting Class B Shares.

•
HMH contributed the remaining net proceeds from the IPO to HMH B.V. in exchange for B.V. Voting Shares, consisting of 8,420,000 B.V. Voting Class A Shares and 8,420,000 B.V. Voting Class B Shares, such that, after the exchange, HMH will hold, after taking into account the B.V. Voting Shares acquired from the Principal Stockholders, one B.V. Voting Class A Share and one B.V. Voting Class B Share, respectively, for each share of our Class A common stock outstanding following the IPO and reorganization.

•
On May 5, 2026, HMH contributed all of the net proceeds from the underwriters’ exercise of the over-allotment option of $12.9 million to HMH B.V. in exchange for an additional 685,844 B.V. Voting Class A Shares and 685,844 B.V. Voting Class B Shares. HMH B.V. used such additional net proceeds to purchase in equal proportion from the Principal Stockholders an aggregate number of shares of the Company’s Class B common stock, B.V.
Non-Voting
Class A Shares and B.V.
Non-Voting
Class B Shares equal to the number of shares of the Company’s Class A common stock repurchased by the underwriters pursuant to the exercise of the option.

After giving effect to these transactions, including 836,781 shares of the Company’s Class A common stock issuable upon the consummation of the IPO pursuant to equity awards granted to employees that vested in connection with the IPO, Baker Hughes and Akastor each owned 15,945,826 shares of the Company’s Class B common stock, collectively representing approximately 73% of the total voting power of the Company’s capital stock, and each owned 15,945,826 B.V.
Non-Voting
Class A Shares and 15,945,826 B.V.
Non-Voting
Class B Shares, collectively representing an approximately 73% equity interest in HMH B.V. and 0% voting power of the equity in HMH B.V.

Non-controlling
interest
Following the reorganization and the IPO, HMH consolidates the full results of HMH B.V. and its subsidiaries. The portion of the net assets and results of HMH B.V. attributable to the economic interests retained by the Principal Stockholders through their B.V.
non-voting
shares is presented as
non-controlling
interest in the Company’s consolidated financial statements. Upon the reorganization, the Company recognized a non-controlling
interest of approximately $642.1 million, with a corresponding adjustment to the condensed consolidated statements of changes in equity. The non-controlling
interest is subsequently adjusted for the Principal Shareholders’ proportionate share of net income and other comprehensive income of HMH B.V. and is reduced as Principal Stockholders exercise their exchange rights, at which point the corresponding economic interest is reclassified from non-controlling
interest to equity attributable to HMH Holding Inc.
The following table summarizes the change in ownership of HMH B.V.:

	Ownership			Ownership Percentage
	HMH Holding Inc.	Non- controlling Interests	Total	HMH Holding Inc.	Non- controlling Interests	Total
Balance as of April 2, 2026	16,840,000	69,354,992	86,194,992	19.5%	80.5%	100%
Purchase of HMH B.V. Shares	4,200,000	(4,200,000)	—	4.9%	(4.9)%	—%
Partial Exercise of Underwriters Purchase Option	1,371,688	(1,371,688)	—	1.6%	(1.6)%	—%
Issuance under the Equity Based Compensation Plan	1,673,568	—	1,673,568	1.4%	(1.4)%	—%

Balance as of June 30, 2026	24,085,256	63,783,304	87,868,560	27.4%	72.6%	100.0%

As of June 30, 2026, the 63,783,304 total B.V.
Non-Voting
Class A Shares and B.V.
Non-Voting
Class B Shares together with 31,891,652 shares of the Company’s Class B common stock could be exchanged for 31,891,652 shares of the Company’s Class A common stock.
Treasury stock
Repurchases of the Company’s Class A common stock are included in treasury stock at the cost of shares repurchased.
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss) consisted of the following:

(in thousands)	June 30, 2026	December 31, 2025
Hedging reserve adjustments	$6	$465
Pension remeasurement reserve adjustments	712	2,691
Currency translation reserve adjustments	1,293	1,083

Total	$2,011	$4,239